Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

September 30, 2019

VF-2035-QTLY-1119
1.903281.110

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	240,505	$8,148,303
VIP Equity-Income Portfolio Initial Class (a)	378,905	8,536,733
VIP Growth & Income Portfolio Initial Class (a)	480,312	9,745,532
VIP Growth Portfolio Initial Class (a)	117,211	8,334,865
VIP Mid Cap Portfolio Initial Class (a)	76,910	2,373,445
VIP Value Portfolio Initial Class (a)	427,778	6,266,950
VIP Value Strategies Portfolio Initial Class (a)	249,845	3,068,094
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,452,930)		46,473,922

International Equity Funds - 35.2%
VIP Emerging Markets Portfolio Initial Class (a)	984,970	11,455,200
VIP Overseas Portfolio Initial Class (a)	1,041,213	22,458,975
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,154,230)		33,914,175

Bond Funds - 15.5%
Fidelity Inflation-Protected Bond Index Fund (a)	188,510	1,920,917
Fidelity Long-Term Treasury Bond Index Fund (a)	165,332	2,458,485
VIP High Income Portfolio Initial Class (a)	347,255	1,920,322
VIP Investment Grade Bond Portfolio Initial Class (a)	644,375	8,634,620
TOTAL BOND FUNDS
(Cost $14,293,728)		14,934,344

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $961,664)	961,664	961,664
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $90,862,552)		96,284,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,304)
NET ASSETS - 100%		$96,269,801

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,331,683	$792,833	$320,449	$5,207	$3,236	$113,614	$1,920,917
Fidelity Long-Term Treasury Bond Index Fund	3,777,714	2,231,611	4,459,686	92,229	590,259	318,587	2,458,485
VIP Contrafund Portfolio Initial Class	6,455,849	3,185,221	1,952,493	830,754	(50,121)	509,847	8,148,303
VIP Emerging Markets Portfolio Initial Class	6,668,984	4,478,828	858,154	--	5,440	1,160,102	11,455,200
VIP Equity-Income Portfolio Initial Class	6,771,588	2,942,908	1,989,573	501,219	(41,293)	853,103	8,536,733
VIP Government Money Market Portfolio Initial Class 1.8%	1,033,239	627,603	699,178	19,684	--	--	961,664
VIP Growth & Income Portfolio Initial Class	7,719,464	3,692,953	2,143,282	894,750	(52,239)	528,636	9,745,532
VIP Growth Portfolio Initial Class	6,596,682	2,833,550	2,010,821	471,250	21,669	893,785	8,334,865
VIP High Income Portfolio Initial Class	1,270,383	670,309	173,869	11,546	875	152,624	1,920,322
VIP Investment Grade Bond Portfolio Initial Class	1,404,797	7,334,115	278,479	7,585	1,438	172,749	8,634,620
VIP Mid Cap Portfolio Initial Class	1,873,529	939,372	498,205	225,690	(28,642)	87,391	2,373,445
VIP Overseas Portfolio Initial Class	13,005,806	9,060,246	1,477,744	527,598	11,570	1,859,097	22,458,975
VIP Value Portfolio Initial Class	4,969,245	2,113,342	1,474,796	353,599	(43,284)	702,443	6,266,950
VIP Value Strategies Portfolio Initial Class	2,424,204	1,106,309	759,592	261,261	(50,703)	347,876	3,068,094
	$65,303,167	$42,009,200	$19,096,321	$4,202,372	$368,205	$7,699,854	$96,284,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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